LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.44%
INVESTMENT COMPANIES–97.44%
Equity Funds–30.87%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	653,456	$31,669,087
LVIP BlackRock Equity Dividend Fund	1,437,236	36,288,779
LVIP Channing Small Cap Value Fund	233,316	2,969,884
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,264,171	36,928,625
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	1,012,277	14,509,983
LVIP Macquarie Mid Cap Value Fund	356,271	15,444,361
LVIP SSGA Mid-Cap Index Fund	1,110,838	14,258,709
LVIP SSGA Nasdaq-100 Index Fund	106,444	1,788,684
LVIP SSGA S&P 500 Index Fund	1,432,024	47,534,595
LVIP SSGA Small-Cap Index Fund	171,651	5,942,554
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	464,696	15,263,416
		222,598,677
Fixed Income Funds–56.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,467,838	13,898,954
LVIP JPMorgan Core Bond Fund	26,813,116	274,164,107
LVIP JPMorgan High Yield Fund	1,879,153	19,702,924
LVIP Macquarie Bond Fund	6,821,875	82,046,688
LVIP SSGA Bond Index Fund	2,027,048	20,975,893
		410,788,566
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	130,220	$1,063,248
		1,063,248
International Equity Funds–9.46%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,150,917	11,917,741
LVIP Loomis Sayles Global Growth Fund	363,590	7,205,995
LVIP MFS International Growth Fund	770,078	16,369,544
LVIP Mondrian International Value Fund	915,158	18,980,376
LVIP SSGA International Index Fund	1,048,636	13,736,087
		68,209,743
Total Affiliated Investments (Cost $580,208,189)		702,660,234

UNAFFILIATED INVESTMENT–2.42%
INVESTMENT COMPANY–2.42%
Money Market Fund–2.42%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	17,464,278	17,464,278
Total Unaffiliated Investment (Cost $17,464,278)		17,464,278

TOTAL INVESTMENTS–99.86% (Cost $597,672,467)	720,124,512
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,038,964
NET ASSETS APPLICABLE TO 55,377,839 SHARES OUTSTANDING–100.00%	$721,163,476

✧✧Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	CME Australian Dollar Currency Futures	$264,880	$264,583	12/15/25	$297	$—
7	CME British Pound Currency Futures	588,481	592,555	12/15/25	—	(4,074)
11	CME Euro Foreign Exchange Currency Futures	1,621,400	1,619,126	12/15/25	2,274	—
8	CME Japanese Yen Currency Futures	681,400	683,856	12/15/25	—	(2,456)
					2,571	(6,530)
Equity Contracts:
17	CME E-mini Russell 2000 Index Futures	2,087,175	2,057,898	12/19/25	29,277	—
25	CME E-mini S&P 500 Index Futures	8,423,437	8,307,120	12/19/25	116,317	—
11	CME E-mini S&P MidCap 400 Index Futures	3,614,820	3,639,863	12/19/25	—	(25,043)
24	Eurex EURO STOXX 50 Futures	1,561,299	1,536,168	12/19/25	25,131	—
5	FTSE 100 Index Futures	632,607	626,256	12/19/25	6,351	—
2	ICE U.S. MSCI Emerging Markets Index Futures	135,970	135,136	12/19/25	834	—
4	OML Stockholm OMXS30 Index Futures	113,231	112,329	10/17/25	902	—
2	SFE S&P ASX Share Price Index 200 Futures	293,563	294,921	12/18/25	—	(1,358)
4	TSE TOPIX Futures	849,579	848,907	12/11/25	672	—
					179,484	(26,401)
Total Futures Contracts					$182,055	$(32,931)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.44%@
Equity Funds-30.87%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,943,749	$11,703,200	$7,291,947	$2,846,980	$(9,532,895)	$31,669,087	653,456	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	36,779,367	5,300,209	5,357,309	(31,129)	(402,359)	36,288,779	1,437,236	—	—
✧✧LVIP Channing Small Cap Value Fund	3,008,348	584,456	667,669	31,093	13,656	2,969,884	233,316	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	37,808,966	3,131,025	7,427,495	425,811	2,990,318	36,928,625	2,264,171	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	12,228,048	2,813,885	1,889,331	(132,955)	1,490,336	14,509,983	1,012,277	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	14,042,976	3,812,048	2,156,498	59,155	(313,320)	15,444,361	356,271	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	14,595,462	2,190,622	2,259,254	141,420	(409,541)	14,258,709	1,110,838	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,863,037	131,057	427,899	122,510	99,979	1,788,684	106,444	—	—
✧✧LVIP SSGA S&P 500 Index Fund	53,715,826	2,773,416	13,091,689	8,915,095	(4,778,053)	47,534,595	1,432,024	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,519,881	1,359,826	3,323,332	1,092,227	(706,048)	5,942,554	171,651	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,192,265	3,639,650	2,670,851	26,804	75,548	15,263,416	464,696	—	—
Fixed Income Funds-56.96%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	3,746,765	569	3,761,661	(18,783)	33,110	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	14,910,145	683,012	2,392,419	(81,945)	780,161	13,898,954	1,467,838	67,790	—
✧✧LVIP JPMorgan Core Bond Fund	182,096,702	86,596,737	8,289,196	14,285	13,745,579	274,164,107	26,813,116	50,437	—
✧✧LVIP JPMorgan High Yield Fund	20,946,053	786,110	3,339,307	(53,856)	1,363,924	19,702,924	1,879,153	894	—
✧✧LVIP Macquarie Bond Fund	182,339,088	7,862,861	116,025,391	(6,004,059)	13,874,189	82,046,688	6,821,875	118,958	—
✧✧LVIP SSGA Bond Index Fund	29,762,260	441,695	10,651,250	(1,125,844)	2,549,032	20,975,893	2,027,048	—	—
Global Equity Fund-0.15%@
✧✧LVIP BlackRock Real Estate Fund	2,150,441	61,093	1,265,820	121,115	(3,581)	1,063,248	130,220	—	—
International Equity Funds-9.46%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	11,742,467	158,240	2,983,335	231,708	2,768,661	11,917,741	1,150,917	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	7,402,493	853,824	1,702,033	592,492	59,219	7,205,995	363,590	—	—
✧✧LVIP MFS International Growth Fund	15,835,897	2,354,379	3,088,077	584,463	682,882	16,369,544	770,078	—	—
✧✧LVIP Mondrian International Value Fund	19,037,599	658,744	4,960,192	872,010	3,372,215	18,980,376	915,158	17,769	—
✧✧LVIP SSGA International Index Fund	17,037,735	189,681	6,891,759	2,042,770	1,357,660	13,736,087	1,048,636	4,256	—
Total	$736,705,570	$138,086,339	$211,913,714	$10,671,367	$29,110,672	$702,660,234		$260,104	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at September 30, 2025.
LVIP Global Conservative Allocation Managed Risk Fund–3